Notes Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Notes Payable [Abstract]
Notes Payable

Note 4 - Notes Payable

Long Term Notes Payable

	September 30, 2022	June 30, 2022

Note payable with a bank bearing interest at 4% and maturing on June 26, 2020. The note was renewed by the lender with a revised maturity of June 26, 2021 and an interest rate of 3%. In July 2021, the note was renewed by the lender with a revised maturity date of July 7, 2026. The renewal provides for $4,405 monthly payments of principal and interest through maturity. The note is collateralized by a certificate of deposit owned by a related party.

	$ 196,552	$ 207,058

Note payable to an investor of $360,000 bearing interest at 12% and maturing February 28, 2023. Monthly installments of $30,000 beginning May 2022. The loan was issued at a discount of $60,000 and has a convertible default provision in the event the Company does not make the monthly payments. In July 2022, payments for June, July, and August 2022 were deferred to September 30, 2022 by the lender in exchange for $30,000 increase in the principal and a change in terms of certain default provisions.	314,432	269,432

Note payable to an investor bearing interest at 12% and maturing March 18, 2023. Monthly installments of $22,558 begin on May 2022. The loan was issued at a discount of $24,450 and has a convertible default provision in the event the Company does not make the monthly payments.	92,126	158,745

Note payable to an investor bearing interest at 12% and maturing on May 26, 2023 with monthly installments of principal and interest of $120,185 beginning in May 2022. On May 25, 2022, the June, July, and August 2022 payments were deferred in exchange for 750,000 shares of common stock and a $146,667 increase to the principal balance. The October and November 2022 installments have been deferred by the lender.	1,030,376	1,294,198

Note payable of $600,000 due December 21, 2022, issued at a discount of $60,000, bearing 12% annual interest. A warrant for the purchase of 600,000 common shares at an exercise price of $0.50 per share was issued as a commitment fee. Principal and interest on the loan are due at maturity.	170,000	540,000

Note payable of $450,000 with payments of $62,438 due each month starting on September 22, 2022. The loan was issued at a discount of $49,500, bears 11% interest and has a convertible default provision in the event the Company does not make the monthly payments.	425,250	400,500

Note payable of $144,200 with equal installment payments of $16,150 due each month starting September 17, 2022. The loan was issued at a discount of $15,450, bears interest at 12% and has a convertible default provision.	115,555	-

Note payable to an investor bearing interest at 12%, due August 31, 2023. A warrant for the purchase of 1,000,000 common shares at an exercise price of $.01 per share was issued as a commitment fee to the investor. The note has a convertible default provision.	776,250	-

Long term loan under Section 7(b) of the Economic Injury Disaster Loan program bearing interest at 3.75% and maturing in May 2050. Monthly installments of principal and interest of $731 begin November 21, 2022.	150,000	150,000

Financing lease liabilities for offices and warehouses with monthly installments of $22,810 (ranging from $245 to $9,664) over terms expiring through December 2024.	159,791	179,512

Note payable with a finance company for delivery vehicle with monthly installments totaling $679 including interest at 8.99% over a 6 year term expiring in December 2025.	22,241	25,771

Note payable with a finance company for delivery vehicle with monthly installments totaling $948 including interest at 5.9% over a 6 year term expiring in January 2027.	48,137	51,826

Note payable with a bank for delivery vehicle with monthly installments totaling $844 including interest at 6% over a 4 year term expiring in August 2025.	26,174	29,696

Total Notes Payable	3,526,884	3,306,738
Less: Unamortized original issue discount	284,209	242,529
Less: Fair value of warrants	137,500	-
Current Portion of Notes Payable	3,078,492	2,815,231

Long-term Portion of Notes Payable	$ 26,683	$ 248,978

Future minimum principal payments on the long-term notes payable to unrelated parties are as follows:

Period ending September 30,
2023	$ 3,078,492
2024	143,871
2025	91,375
2026	63,342
2027	13,627
Thereafter	136,177
$ 3,526,884

Note 4 – Notes Payable

The Company's long term notes payable obligations to unrelated parties are as follows at:

	June 30, 2022	June 30, 2021

Note payable with a bank bearing interest at 4% and maturing on June 26, 2020. The note was renewed by the lender with a revised maturity of June 26, 2021 and an interest rate of 3%. In July 2021, the note was renewed by the lender with a revised maturity date of July 7, 2026. The renewal provides for monthly principal and interest payments of $4,405 through maturity. The note is collateralized by a certificate of deposit owned by a related party.

	$ 207,058	$ 237,039

Note payable to an investor bearing interest at 10% and maturing on January 13, 2022 with monthly installments of principal and interest of $45,294 beginning in June 2021. This note was paid in full on May 2, 2022.	-	348,456

Note payable to an investor of $360,000 bearing interest at 12% and maturing February 28, 2023. Monthly installments of $30,000 beginning May 2022. The loan was issued at a discount of $60,000 and has a convertible default provision in the event the Company does not make the monthly payments. In July 2022, payments for June, July, and August 2022 were deferred to September 30, 2022 by the lender in exchange for $30,000 increase in the principal and a change in terms of certain default provisions.	269,432	-

Note payable to an investor bearing interest at 12% and maturing March 18, 2023. Monthly installments of $22,558 begin on May 2022. The loan was issued at a discount of $24,450 and has a convertible default provision in the event the Company does not make the monthly payments.	158,745	-

Note payable to an investor bearing interest at 12% and maturing on May 26, 2023 with monthly installments of principal and interest of $120,185 beginning in May 2022. On May 25, 2022, the June, July, and August 2022 payments were deferred in exchange for 750,000 shares of common stock and a $146,667 increase to the principal balance.	1,294,198	-

Note payable of $600,000 due December 21, 2022, issued at a discount of $60,000, bearing 12% annual interest. A warrant for the purchase of 600,000 common shares at an exercise price of $0.50 per share was issued as a commitment fee. Principal and interest on the loan are due at maturity.	540,000	-

Note payable of $450,000 with payments of $62,438 due each month starting on September 22, 2022. The loan was issued at a discount of $49,500, bears 11% interest and has a convertible default provision in the event the Company does not make the monthly payments.	400,500	-

Long term loan under Section 7(b) of the Economic Injury Disaster Loan program bearing interest at 3.75% and maturing in May 2050. Monthly installments of principal and interest of $731 begin November 21, 2022.	150,000	150,000

Financing lease liabilities for offices and warehouses with monthly installments of $22,810 (ranging from $245 to $9,664) over terms expiring through December 2024.	179,512	208,051

Note payable with a finance company for delivery vehicle with monthly installments totaling $679 including interest at 8.99% over a 6 year term expiring in December 2025.	25,771	31,016

Note payable with a finance company for delivery vehicle with monthly installments totaling $948 including interest at 5.9% over a 6 year term expiring in January 2027.	51,826	-

Note payable with a bank for delivery vehicle with monthly installments totaling $844 including interest at 6% over a 4 year term expiring in August 2025.	29,696	-
Total Notes Payable	3,306,738	974,562

Less: Unamortized original issue discounts	242,529	17,500

Current Portion of Notes Payable	2,815,231	552,055

Long-term Portion of Notes Payable	$ 248,978	$ 405,007

The original issue discount is being amortized over the terms of the notes using the effective interest method.

The Company was notified by the SBA that the PPP loan of approximately $310,000 was forgiven and recorded the forgiveness as other income in the consolidated statement of operations for the year ended June 30, 2021.

Future minimum principal payments on the non-related party long term notes payable are as follows:

Year ending June 30,
2023	$2,815,231
2024	152,738
2025	103,031
2026	72,499
2027	22,250
Thereafter	140,989
$3,306,738